Exposures - Total net exposure (Details) - Credit risk - SEK (kr) kr in Billions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 338.6	kr 327.2
Percentage of net exposures	100.00%	100.00%
Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 168.0	kr 167.1
Percentage of net exposures	49.60%	51.10%
Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 19.8	kr 11.4
Percentage of net exposures	5.80%	3.50%
Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 0.1	kr 0.0
Percentage of net exposures	0.00%	0.00%
Public Sector Entity
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 0.2	kr 0.4
Percentage of net exposures	0.10%	0.10%
Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 31.5	kr 38.6
Percentage of net exposures	9.30%	11.80%
Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 119.0	kr 109.7
Percentage of net exposures	35.20%	33.50%
Loans and interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 267.5	kr 245.0
Percentage of net exposures	100.00%	100.00%
Loans and interest-bearing securities | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 110.0	kr 97.1
Percentage of net exposures	41.10%	39.60%
Loans and interest-bearing securities | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 19.8	kr 11.4
Percentage of net exposures	7.40%	4.70%
Loans and interest-bearing securities | Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 0.1	kr 0.0
Percentage of net exposures	0.00%	0.00%
Loans and interest-bearing securities | Public Sector Entity
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 0.2	kr 0.4
Percentage of net exposures	0.10%	0.20%
Loans and interest-bearing securities | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 25.8	kr 32.7
Percentage of net exposures	9.60%	13.30%
Loans and interest-bearing securities | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 111.6	kr 103.4
Percentage of net exposures	41.80%	42.20%
Undisbursed loans, derivatives
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 71.1	kr 82.2
Percentage of net exposures	100.00%	100.00%
Undisbursed loans, derivatives | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 58.0	kr 70.0
Percentage of net exposures	81.60%	85.10%
Undisbursed loans, derivatives | Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 0.0
Percentage of net exposures	0.00%
Undisbursed loans, derivatives | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 5.7	kr 5.9
Percentage of net exposures	8.00%	7.20%
Undisbursed loans, derivatives | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 7.4	kr 6.3
Percentage of net exposures	10.40%	7.70%